Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Total	Share capital	Share premium	Deferred Shares	Capital Redemption Reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve		Retained earnings/ (accumulated losses)
Beginning of period		£ 58,523	£ 0	£ 89,099			£ (111)	£ 3,589	£ 0	£ 0	[1]	£ (34,054)	[1]
Loss for the period		(29,147)										(29,147)	[1]
Foreign exchange gain on translation of subsidiaries		453					453
Change in fair value of equity instruments through OCI		300							300
Total comprehensive loss for the period		(28,394)					453		300			(29,147)	[1]
Share-based payment charge		6,523						6,523
Issue of share capital, net of transaction costs		183,124		183,124
Exercise of share-based payment awards		1		1				(474)				474	[1]
Transfer of gain on disposal of equity instruments at fair value through OCI to retained earnings		0							(90)			90	[1]
Shares issued on acquisition of subsidiary		13,888	2	13,886
Share for share exchange	[1]	218,011	630							217,381
Bonus issue	[1]	0	217,381							(217,381)
Share capital reduction	[1]	0	(217,381)									217,381
Nominal value reduction	[1]	0	(580)									580
Reorganisation elimination entry	[1]	(218,011)		(272,224)						54,213
End of period at Dec. 31, 2020		58,523	0	89,099			(111)	3,589	0	0	[1]	(34,054)	[1]
Beginning of period		221,037	0	272,223			(105)	6,330	300	0	[1]	(57,711)	[1]
Loss for the period		(5,082)										(5,082)	[1]
Foreign exchange gain on translation of subsidiaries		447					447
Change in fair value of equity instruments through OCI		0
Total comprehensive loss for the period		(4,635)					447		0			(5,082)	[1]
Share-based payment charge		3,374						3,374
Exercise of share-based payment awards		1		1				(66)				66	[1]
Transfer of gain on disposal of equity instruments at fair value through OCI to retained earnings		0							(90)			90	[1]
Shares issued on acquisition of subsidiary		13,888	2	13,886
Share for share exchange	[1]	218,011	630							217,381
Bonus issue	[1]	0	217,381							(217,381)
Share capital reduction	[1]	0	(217,381)									217,381
Nominal value reduction	[1]	0	(580)									580
Reorganisation elimination entry	[1]	(218,011)	0	(272,224)						54,213
End of period at Jun. 30, 2021		221,037	0	272,223			(105)	6,330	300	0	[1]	(57,711)	[1]
Beginning of period		233,665	52	13,886			342	9,638	210	54,213	[1]	155,324	[1]
Beginning of period		566,813	60	364,579	£ 3	£ 0	(659)	12,930	(199)	54,213		135,886
Loss for the period		(79,644)										(79,644)
Foreign exchange gain on translation of subsidiaries		2,312					2,320	(8)
Change in fair value of equity instruments through OCI		0
Total comprehensive loss for the period		(77,332)					2,320	(8)				(79,644)
Share-based payment charge		23,799						23,799
Exercise of share-based payment awards		(2,258)	1	24				(7,375)				5,092
Cancellation of deferred shares		0			(3)	3
End of period at Dec. 31, 2021		566,813	60	364,579	3	0	(659)	12,930	(199)	54,213		135,886
Beginning of period		535,084	61	364,597	0	3	366	25,225	(199)	54,213		90,818
Loss for the period		(35,476)										(35,476)
Foreign exchange gain on translation of subsidiaries		1,295					1,295
Change in fair value of equity instruments through OCI		0
Total comprehensive loss for the period		(34,181)					1,295		0			(35,476)
Share-based payment charge		10,113						10,113
Exercise of share-based payment awards		6		6				(5,992)				5,992
End of period at Jun. 30, 2022		535,084	61	364,597	0	3	366	25,225	(199)	54,213		90,818
Beginning of period		£ 511,022	£ 61	£ 364,603	£ 0	£ 3	£ 1,661	£ 29,346	£ (199)	£ 54,213		£ 61,334

[1]	*See note 2 for details of the restatement.